CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 33,440,066	$ 24,313,653	$ 24,041,150
Other comprehensive income, net of tax
Foreign currency translation adjustment	1,614,614	3,127,206	1,658,010
Unrealized gains/ (loss) on available-for-sale securities:
Net unrealized gains/ (loss) on available-for-sale securities, net of tax effect of $(712), $30,474 and $(8,583) for years ended February 28, 2011, February 29, 2012 and February 28, 2013	25,748	(91,421)	2,138
Less: Transfer to statements of operations of realized gains on available-for-sale securities, net of tax effect of $1,607, $nil and $nil for years ended February 28, 2011, February 29, 2012 February 28, 2013			(4,822)
Other comprehensive income	1,640,362	3,035,785	1,655,326
Comprehensive income	35,080,428	27,349,438	25,696,476
Comprehensive income attributable to TAL Education Group shareholders	$ 35,080,428	$ 27,349,438	$ 25,696,476